                          [THOMPSON PLUMB FUNDS LOGO]

July 15, 2000
                        SEMIANNUAL REPORT TO SHAREHOLDERS
Dear Fellow Shareholder:

The following pages show the asset allocation, holdings and investment returns of your family of mutual funds for the semiannual period ended May 31, 2000. To put these in context, we also have included a review of the markets and our quite competitive investment returns. Each fund has a distinct investment objective which is summarized as follows:

THOMPSON PLUMB GROWTH FUND
This Fund seeks a high level of long-term growth primarily through capital appreciation, while at the same time assuming reasonable risk. The Growth Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks. Although current income is not its primary objective, the Growth Fund anticipates that capital growth is accompanied by growth through dividend income.

THOMPSON PLUMB BALANCED FUND
This Fund seeks a combination of income and capital appreciation which will result in the highest total return, while assuming reasonable risk. The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities.

THOMPSON PLUMB BOND FUND
This Fund seeks a high level of current income while preserving capital. The Bond Fund invests primarily in a diversified portfolio of investment-grade debt securities.

We hope that you find the report clear and concise and that it provides you with a sufficient amount of detailed information in order to be able to review your investment. Please visit our web site (http://www.thompsonplumb.com) for updated daily information or call with any comments or questions.


Sincerely,
/s/ John W. Thompson                   /s/ Thomas G. Plumb
John W. Thompson, CFA                  Thomas G. Plumb, CFA
Chairman & Secretary                   President & Treasurer

                           THOMPSON PLUMB FUNDS, INC.
                        SEMIANNUAL REPORT TO SHAREHOLDERS

                                  MAY 31, 2000

                                    CONTENTS

                                                                                                            Page(s)
REPORT TO SHAREHOLDERS ..................................................................................         1

OVERALL INVESTMENT REVIEW ...............................................................................         3

FINANCIAL STATEMENTS
    Statements of assets and liabilities ................................................................         4
    Schedules of investments ............................................................................       5-9
    Statements of operations ............................................................................        10
    Statements of changes in net assets .................................................................        11
    Notes to financial statements .......................................................................     12-16
    Financial highlights.................................................................................     17-19

 This semiannual report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund prospectus which contains facts concerning the Funds' objectives and policies, management, expenses, and other information.

                           THOMPSON PLUMB FUNDS, INC.
                        SEMIANNUAL REPORT TO SHAREHOLDERS

                                  JULY 15, 2000

                            OVERALL INVESTMENT REVIEW

The stock market story this year has been the tale of two markets. From November through March technology stocks were the driving force. From March through May the technology stocks that did not have earnings support led a correction in the market. Some of the biggest winners became the biggest losers.

Within our stock holdings technology holdings were the biggest contributor to our overall performance. We steadfastly avoided the "dot.com" mania that preoccupied Wall Street, and instead concentrated on high quality technology and service providers that provide the backbone to the data and communication revolution. This strategy proved to be very advantageous when gravity hit the companies that had no underlying earnings support. It allowed our equity performance to significantly outpace the major market indices.

The next biggest contributors to your return were the healthcare and consumer staples sectors of the market. These stocks added to your performance in a very difficult environment.

As we write this, the Federal Reserve Bank has begun to take a wait and see attitude towards the economy. Economic growth appears to be unsustainable at its recent levels. Stock prices are more volatile than ever in recorded history. However, the price disparity between the various components of the stock market is as wide as we have ever seen. Some very good companies are trading at very reasonable prices. We will continue to spend our time attempting to identify the opportunities within the market. During an election year, anything can happen, but we continue to believe that our team will provide you with a diversified portfolio that will serve you well.

                           THOMPSON PLUMB FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            MAY 31, 2000 (UNAUDITED)
                    (In thousands, except per share amounts)

                                                                                GROWTH                BALANCED               BOND
                                                                                 FUND                   FUND                 FUND
ASSETS
  Investments, at market value (Cost $62,804,
    $50,044, and $20,913, respectively)
    Common stocks ...............................................              $ 72,646               $41,921                    --
    Preferred stocks ............................................                    --                 1,699                    --
    Bonds .......................................................                    --                13,782              $ 18,951
    Short-term investments ......................................                 1,111                 1,305                   729
                                                                               --------               -------              --------
      Total Investments .........................................                73,757                58,707                19,680
  Receivable from investment advisor ............................                     9                    --                     8
  Prepaid expenses ..............................................                    23                    17                     9
  Due from sale of securities ...................................                   320                    --                    --
  Dividends and interest receivable .............................                   112                   335                   346
                                                                               --------               -------              --------
    Total Assets ................................................                74,221                59,059                20,043
                                                                               --------               -------              --------

LIABILITIES
  Due on purchase of securities .................................                   346                    --                    --
  Accrued expenses payable ......................................                    31                    20                    12
  Due to investment advisor .....................................                    68                    50                    14
                                                                               --------               -------              --------
    Total Liabilities ...........................................                   445                    70                    26
                                                                               --------               -------              --------

NET ASSETS ......................................................              $ 73,776               $58,989              $ 20,017
                                                                               ========               =======              ========

Net Assets consist of:
  Capital stock ($.001 par value) ...............................              $ 51,231               $44,141              $ 21,160
  Undistributed net investment income (loss) ...................                   (33)                   383                   298
  Accumulated net realized gain (loss)
    on investments ..............................................                11,625                 5,802                  (209)
  Net unrealized appreciation (depreciation)
    on investments ..............................................                10,953                 8,663                (1,232)
                                                                               --------               -------              --------
     Net Assets .................................................              $ 73,776               $58,989              $ 20,017
                                                                               ========               =======              ========
  Shares of capital stock outstanding
    (100,000 shares authorized) .................................                 1,705                 3,105                 2,058

  Offering and redemption price/Net asset
    value per share .............................................              $  43.26               $ 19.00              $   9.73
                                                                               ========               =======              ========

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 2000 (UNAUDITED)

                                                           Market
                                        Shares             Value
                                        -------           -------
                          GROWTH FUND
COMMON STOCKS - 98.4%

 BASIC MATERIALS - 0.8%
  RPM.................................    60,000          $  585,000
                                                         ----------
 CAPITAL GOODS - 5.9%
  Advanced Lighting (a)...............     7,000              73,063
  Boeing..............................     8,000             312,500
  Fastenal............................    24,000           1,515,000
  Pitney Bowes........................    30,000           1,305,000
  Teleflex............................    16,000             567,000
  Xerox...............................    20,000             542,500
                                                          ----------
                                                           4,315,063
                                                          ----------
 CONSUMER PRODUCTS - 10.7%
  Coca-Cola...........................    30,000           1,601,250
  ConAgra.............................    30,000             691,875
  Gillette............................    37,000           1,234,875
  PepsiCo.............................    36,000           1,464,750
  Tootsie Roll........................    19,600             676,200
  UST.................................    20,000             332,500
  Wrigley, Wm. Jr.....................    24,000           1,921,500
                                                          ----------
                                                           7,922,950
                                                          ----------
 ENERGY - 1.6%
  Chevron.............................     4,000             369,750
  Exxon Mobil.........................    10,000             833,125
                                                          ----------
                                                           1,202,875
                                                          ----------
 FINANCIAL SERVICES - 23.8%
  Associated Banc-Corp................    22,000             559,968
  Associates First Capital - Class A..    85,000           2,332,188
  Bank of America.....................    20,000           1,111,250
  Berkshire Hathaway - Class B (a)....     1,300           2,451,800
  CIT Group - Class A.................   176,000           3,223,000
  Conseco.............................    80,000             500,000
  Fannie Mae..........................    38,000          $2,284,750
  Freddie Mac.........................    44,000           1,958,000
  U.S. Bancorp........................    34,000             884,000
  Wells Fargo.........................    50,000           2,262,500
                                                          ----------
                                                          17,567,456
                                                          ----------
 HEALTH CARE - 20.0%
  Abbott Laboratories.................    37,000           1,505,437
  BioChem Pharma (a)..................    30,000             699,375
  Bristol-Myers Squibb................    15,000             825,938
  ChromaVision Medical Systems (a)....    10,000             106,875
  ICN Pharmaceuticals.................    17,000             591,812
  IMS Health..........................   110,000           1,815,000
  Johnson & Johnson...................    18,000           1,611,000
  Lilly, Eli..........................    23,000           1,750,875
  McKesson HBOC.......................    18,000             295,875
  Merck & Co..........................    38,000           2,835,750
  Schein, Henry (a)...................    45,000             793,125
  Sybron International (a)............    60,000           1,901,250
                                                          ----------
                                                          14,732,312
                                                          ----------
 RETAIL - 3.0%
  AutoZone (a)........................    28,000             784,000
  Office Depot (a)....................    60,000             423,750
  Wendy's International...............    50,000             978,125
                                                          ----------
                                                           2,185,875
                                                          ----------
 SERVICES - 5.4%
  New York Times - Class A............    40,000           1,535,000
  Viacom - Class B (a)................    40,000           2,480,000
                                                          ----------
                                                           4,015,000
                                                          ----------
 TECHNOLOGY - 25.1%
  Acxiom (a)..........................    40,000           1,170,000
  Cadence Design Systems (a)..........    24,000             384,000
  Compaq Computer.....................    18,000             472,500
  Concord EFS (a).....................   110,000           2,667,500
  DST Systems (a).....................    10,000             750,625
  Galileo International...............    75,000           1,687,500
  Linear Technology...................    26,000           1,535,625

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 2000 (UNAUDITED)
                                   (Continued)




                                        Shares or
                                        Principal         Market                  BALANCED FUND                           Market
                                         Amount           Value                                               Shares       Value
                                         -------         ------                                               ------       -----
COMMON STOCKS - 98.4% (Continued)

 Microchip Technology (a)............     5,000      $    283,828
 Microsoft (a).......................    26,000         1,626,625            COMMON STOCKS - 71.0%
 NOVA (a)............................    90,000         2,643,750
 SunGard Data Systems (a)............    60,000         2,036,250             BASIC MATERIALS - 0.7%
 Unisys (a)..........................   100,000         2,712,500              FiberMark (a)..............    38,000     $396,625
 Zebra Technologies - Class A (a)....    12,000           576,000                                                       ---------
                                                     ------------
                                                       18,546,703
                                                     ------------
                                                                              CAPITAL GOODS - 5.8%
TELECOMMUNICATIONS - 2.1%                                                      Advanced Lighting (a)......    30,000      313,125
 SBC Communications..................    36,000         1,572,750              Danaher....................    18,000      867,375
                                                     ------------              Emerson Electric...........    15,000      885,000
                                                                               Fastenal...................    10,000      631,250
 TOTAL COMMON STOCKS                                                           Pitney Bowes...............    17,000      739,500
 (COST $61,692,575)..................                  72,645,984                                                       ---------
                                                     ------------                                                       3,436,250
                                                                                                                        ---------

SHORT-TERM INVESTMENTS - 1.5%
                                                                              CONSUMER PRODUCTS - 7.3%
                                                                               Coca-Cola..................    17,500      934,063
 VARIABLE RATE DEMAND NOTES - 1.5%                                             Colgate-Palmolive..........    15,500      815,687
 Firstar Bank........................ 1,099,583         1,099,583              ConAgra....................    15,000      345,937
 Wisc. Central Credit Union..........    11,590            11,590              Kimberly-Clark.............    18,000    1,089,000
                                                     ------------              PepsiCo....................    16,500      671,344
 Total Variable Rate Demand Notes ...                   1,111,173              Rayovac (a)................    25,000      443,750
                                                     ------------                                                       ---------
                                                                                                                        4,299,781
                                                                                                                        ---------
 TOTAL SHORT-TERM INVESTMENTS                                                  ENERGY - 2.6%
  (COST $1,111,173)...................                  1,111,173              Chevron.....................    6,500      600,844
                                                     ------------              Exxon Mobil.................   11,000      916,437
                                                                                                                        ---------
                                                                                                                        1,517,281
 TOTAL INVESTMENTS - 99.9%                                                                                               ---------
  (COST $62,803,748)..................                 73,757,157
                                                     ------------
                                                                              FINANCIAL SERVICES - 9.8%
                                                                               Anchor BanCorp Wisconsin...    10,000      153,750
 NET OTHER ASSETS AND                                                          Associated Banc-Corp.......     5,500      139,992
  LIABILITIES - 0.1%.................                      19,080              Bank of America............    13,500      750,094
                                                     ------------              Berkshire Hathaway -
                                                                                Class B (a)...............       300      565,800
                                                                               CIT Group - Class A........    55,000    1,007,188
                                                                               Conseco....................    48,000      300,000
 NET ASSETS - 100.0%.................                $ 73,776,237
                                                     ============

(a) Non-income producing


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 2000 (UNAUDITED)
                                   (Continued)





                                                          Market                                                        Market
                                        Shares            Value                                        Shares            Value
                                        ------        ----------                                       ----------       ----------

COMMON STOCKS - 71.0% (Continued)                                      Fiserv (a).........................   15,000       $  701,250
                                                                       Intel..............................    5,000          623,438
  E*TRADE Group (a)..............         25,000        $  389,062     IBM................................   11,500        1,234,094
  Fannie Mae.......................       15,000           901,875     Lattice Semiconductor (a)..........   15,000          889,687
  Marshall & Ilsley................       16,000           776,000     Lernout & Hauspie Speech (a).......    8,000          334,500
  Wells Fargo......................       17,000           769,250     Linear Technology..................   16,000          945,000
                                                        ----------     Lucent Technologies................    3,000          172,125
                                                         5,753,011     Microchip Technology (a)...........   13,000          737,953
                                                        ----------     Microsoft (a)......................    4,500          281,531
 HEALTH CARE - 10.9%                                                   Network Associates (a).............   25,000          546,875
  American Home Products...........       15,000           808,125     Nortel Networks....................    6,000          325,875
  Bristol-Myers Squibb.............       12,000           660,750     NOVA (a)...........................   25,000          734,375
  Cardinal Health..................       20,000         1,297,500     Oracle (a).........................   10,000          718,750
  ChromaVision Medical                                                 SunGard Data Systems (a)...........   25,000          848,438
   Systems (a).....................       30,000           320,625     Tellabs (a)........................   15,000          974,062
  IMS Health.......................       28,000           462,000     Titan (a)..........................   10,000          358,750
  Johnson & Johnson................        7,000           626,500     Unisys (a).........................   50,000        1,356,250
  Medtronic........................       14,400           743,400     Zebra Technologies - Class A (a)...    5,000          240,000
  Merck & Co. .....................       16,000         1,194,000                                                        ----------
  PSS World Medical (a)............       35,000           295,313                                                        14,362,703
                                                        ----------                                                        ----------
                                                         6,408,213
                                                        ----------

 RETAIL - 4.4%
  CVS..............................       15,000           652,500    TELECOMMUNICATIONS - 2.4%
  Discount Auto Parts (a)..........       30,000           300,000     AT & T.............................   16,500          572,344
  Office Depot (a).................       70,000           494,375     SBC Communications.................   20,000          873,750
  Target...........................        6,000           376,125                                                        ----------
  Walgreen.........................       30,000           851,250                                                         1,446,094
                                                        ----------                                                        ----------
                                                         2,674,250     TOTAL COMMON STOCKS                                41,920,970
                                                        ----------      (COST $32,678,907)................                ----------

 SERVICES - 2.8%
  Infinity Broadcasting -
   Class A (a).....................       15,000           474,375
  New York Times - Class A.........       12,500           479,687
  Viacom - Class B (a).............       10,850           672,700   PREFERRED STOCKS - 2.9%
                                                        ----------
                                                         1,626,762
                                                        ----------
                                                                      CONSUMER PRODUCTS - 2.9%
                                                                       Newell Financial Cvt.
                                                                        5.250% Due 12/01/27...............    45,000       1,698,750
 TECHNOLOGY - 24.3%                                                                                                       ----------
  ADC Telecommunications (a).......       10,000           671,875
  Concord EFS (a)..................       40,000           970,000
  EMC (a)..........................        6,000           697,875
                                                                       TOTAL PREFERRED STOCK

                                                                        (COST $1,617,255).................                 1,698,750
                                                                                                                          ----------

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 2000 (UNAUDITED)
                                   (Continued)


                                       Principal                      Market
                                        Amount                         Value
                                     ----------                   -----------


BONDS - 23.4%

CORPORATE BONDS - 20.0%
 Aetna Services
  6.375% Due 08/15/03................  1,000,000                   $   943,067
 American Home Products
  7.900% Due 02/15/05................  1,000,000                     1,008,004
 Citicorp
  6.375% Due 11/15/08................  1,000,000                       903,747
 First Union
  6.400% Due 04/01/08................    500,000                       447,365
 Ford Motor
  8.875% Due 04/01/06................  1,015,000                     1,061,591
 Ford Motor
  7.250% Due 10/01/08................    500,000                       476,230
 General Electric
  8.750% Due 05/21/07................    740,000                       782,068
 Goldman Sachs
  7.350% Due 10/01/09................  1,000,000                       933,928
 Johnson Controls
  6.300% Due 02/01/08................  2,000,000                     1,826,212
 Thermo Electron Cvt.
  4.250% Due 01/01/03................  1,500,000                     1,350,000
 Union Pacific
  6.000% Due 09/01/03................  1,185,000                     1,113,556
 Wisconsin Power & Light
  7.000% Due 06/15/07................  1,000,000                       948,265
                                                                   -----------

 Total Corporate Bonds...............                               11,794,033
                                                                   -----------

UNITED STATES GOVERNMENT
 AND AGENCY ISSUES - 3.4%
 United States Treasury Notes
  6.375% Due 01/31/02................  2,000,000                     1,987,500
                                                                   -----------


 Total United States Government
  and Agency Issues...................                                1,987,500
                                                                    -----------

 TOTAL BONDS
  (COST $14,442,339)..................                               13,781,533
                                                                    -----------

SHORT-TERM INVESTMENTS - 2.2%

 VARIABLE RATE DEMAND NOTES - 2.2%
  Firstar Bank........................ 1,076,147                      1,076,147
  Wisc. Central Credit Union..........   229,137                        229,137
                                                                    -----------
  Total Variable Rate Demand Notes....                                1,305,284
                                                                    -----------
  TOTAL SHORT-TERM INVESTMENTS
   (COST $1,305,284)...................                               1,305,284
                                                                    -----------
  TOTAL INVESTMENTS - 99.5%
   (COST $50,043,785)..................                              58,706,537
                                                                    -----------
  NET OTHER ASSETS AND
   LIABILITIES - 0.5%..................                                 282,075
                                                                    -----------
  NET ASSETS - 100.0%.................                              $58,988,612
                                                                    ===========
(a) Non-income producing

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                            MAY 31, 2000 (UNAUDITED)
                                   (Continued)

                                        Principal          Market
       BOND FUND                         Amount            Value
                                       ----------         --------
BONDS - 94.7%

 CORPORATE BONDS - 94.7%
  American Home Products
   7.900% Due 02/15/05 ...............    1,000,000      $1,008,004
  Anheuser-Busch
   7.100% Due 06/15/07 ...............    1,000,000         964,613
  Associates Corp.
   7.240% Due 08/15/06 ...............    1,000,000         948,536
  AT & T
   7.000% Due 05/15/05 ..............     1,000,000         969,550
  Beneficial Corp
   6.850% Due 10/03/07 ..............     1,000,000         931,457
  Deere & Co.
   7.850% Due 05/15/10 ..............       500,000         489,913
  Ford Motor
   7.500% Due 06/15/04 ..............       700,000         691,397
  Hartford Life
   7.100% Due 06/15/07 ..............       500,000         472,088
  Hershey Foods
   6.700% Due 10/01/05 ..............     1,000,000         961,695
  Lucent Technologies
   7.250% Due 07/15/06 ..............     1,000,000         984,355
  Morgan, J. P
   6.700% Due 11/01/07 ..............       500,000         459,001
  NationsBank
   6.690% Due 04/03/02 ..............     1,000,000         980,726
  New York Times
   6.950% Due 11/18/09 ..............     1,000,000         949,966
  Northern Trust
   7.300% Due 09/15/06 ..............     1,000,000         969,900
  Penney, J. C
   7.600% Due 04/01/07 ..............     1,000,000         838,847
  Schwab, Charles
   6.520% Due 05/27/08 ..............     1,000,000         892,783


                                        Principal         Market
                                          Amount          Value
                                        ----------       --------

  Sears, Roebuck
   6.700% Due 11/15/06 .............      1,000,000     $   917,744
  SmithKline Beecham
   7.375% Due 04/15/05 .............        765,000         758,725
  Tribune
   6.875% Due 11/01/06 .............      1,000,000         947,824
  Wells Fargo
   7.125% Due 08/15/06 .............      1,000,000         959,259
  Wisconsin Electric Power
   7.125% Due 03/15/16 .............      1,000,000         906,289
  Wisconsin Power & Light
   7.000% Due 06/15/07 .............      1,000,000         948,265
                                                         ----------
   Total Corporate Bonds ...........                     18,950,937
                                                         ----------
  TOTAL BONDS
   (COST $20,183,668) ..............                     18,950,937
                                                         ----------
 SHORT-TERM INVESTMENTS - 3.6%

  VARIABLE RATE DEMAND NOTES - 3.6%
   Firstar Bank ....................        417,677         417,677
   Wisc. Central Credit Union ......        311,447         311,447
                                                        -----------
   Total Variable Rate Demand
    Notes...........................                        729,124
                                                        -----------
  TOTAL SHORT-TERM INVESTMENTS
   (COST $729,124) .................                        729,124
                                                        -----------
  TOTAL INVESTMENTS - 98.3%
   (COST $20,912,792) ..............                     19,680,061
                                                        -----------
  NET OTHER ASSETS AND
   LIABILITIES - 1.7% ..............                        336,510
                                                        -----------
  NET ASSETS - 100.0% ..............                    $20,016,571
                                                        ===========

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTH PERIOD ENDED MAY 31, 2000
                                   (UNAUDITED)
                                 (In thousands)


                                                    GROWTH    BALANCED    BOND
                                                     FUND       FUND      FUND
INVESTMENT INCOME
  Dividends ...................................    $   435    $   214         --
  Interest ....................................          7        516    $   722
                                                   -------    -------    -------
                                                       442        730        722
                                                   -------    -------    -------
EXPENSES
  Accounting services fees ....................         57         47         21
  Directors fees ..............................          8          6          3
  Federal & state registration ................         16         14         11
  Investment advisory fees ....................        354        242         67
  Professional fees ...........................         15         12         10
  Other expenses ..............................         48         26         10
                                                   -------    -------    -------
   Total expenses .............................        498        347        122
   Less expenses reimbursable by advisor ......         23         --         23
                                                   -------    -------    -------
  Net expenses ................................        475        347         99
                                                   -------    -------    -------
  NET INVESTMENT INCOME (LOSS) ................        (33)       383        623
                                                   -------    -------    -------
  Net realized gain (loss) on investments......     11,633      5,806       (168)
  Net unrealized appreciation (depreciation)
    on investments ............................     (5,064)       146       (630)
                                                   -------    -------    -------
  NET GAIN (LOSS) ON INVESTMENTS...............      6,569      5,952       (798)
                                                   -------    -------    -------
  Net increase (decrease) in net assets
   resulting from operations ..................    $ 6,536    $ 6,335    $  (175)
                                                   =======    =======    =======



                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE SIX MONTH PERIODS ENDED MAY 31,
                                   (UNAUDITED)
                                 (In thousands)

                                                   GROWTH FUND             BALANCED FUND          BOND FUND

                                                 2000         1999         2000      1999         2000      1999
                                                 ----         ----         ----      ----         ----      ----
OPERATIONS
  Net investment income (loss) ............   $    (33)   $   (104)   $    383    $    325    $    623    $    698
  Net realized gain (loss) on investments..     11,633       2,111       5,806       3,421        (168)        426
  Net unrealized appreciation
   (depreciation) on investments ..........     (5,064)      2,342        146        (827)       (630)     (1,579)
                                               --------   ---------   ---------   ---------   ---------   ---------
  Net increase (decrease) in net assets
   resulting from operations ...............     6,536       4,349       6,335       2,919        (175)       (455)
                                               --------    --------    --------    --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income..         -           -        (632)       (488)       (715)       (804)
  Distributions from net realized gains on
   securities transactions ................     (2,950)     (5,885)     (3,995)     (2,796)       (195)          -
                                              --------    --------    --------    --------    --------    --------
  Total distributions to shareholders .....     (2,950)     (5,885)     (4,627)     (3,284)       (910)       (804)
                                              --------    --------    --------    --------    --------    --------
FUND SHARE TRANSACTIONS ...................     (7,746)      6,497       1,003       2,893      (4,912)     (5,788)
                                              --------    --------    --------    --------    --------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...     (4,160)      4,961       2,711       2,528      (5,997)     (7,047)

NET ASSETS
  Beginning of period .....................     77,936      68,506      56,278      47,315      26,014      32,673
                                              --------    --------    --------    --------    --------    --------
  End of period ...........................   $ 73,776    $ 73,467    $ 58,989    $ 49,843    $ 20,017    $ 25,626
                                              ========    ========    ========    ========    ========    ========
  Accumulated undistributed net investment
   income (loss) included in net assets at
   end of period ..........................   $    (33)   $   (104)   $    383    $    325    $    298    $    313


                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2000 (UNAUDITED)

NOTE 1 - ORGANIZATION
Thompson Plumb Funds, Inc. (the "Company") is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (the "Funds"): Thompson Plumb Growth Fund (the "Growth Fund"), Thompson Plumb Balanced Fund (the "Balanced Fund"), and Thompson Plumb Bond Fund (the "Bond Fund"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund's investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded) or, where market quotations are not readily available, at fair value as determined in good faith by the Advisor pursuant to procedures established by the Funds' Board of Directors. Debt securities held by a Fund with remaining maturities of 60 days or less may be valued on an amortized cost basis.

REALIZED GAINS AND LOSSES ON SECURITIES - Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term, variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. Each Fund's policy is to not purchase variable-rate demand notes unless at the time of purchase the issuer has unsecured debt securities outstanding that have received a rating within the two highest categories from either Standard & Poor's (that is, A-1, A-2 or AAA, AA) or Moody's Investors Service, Inc. (that is, Prime-1, Prime-2 or Aaa, Aa). Accordingly, the Funds do not anticipate nonperformance of these obligations by the issuers.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to the capital accounts.

OTHER - Investment securities transactions are accounted for on the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective securities on the same basis for book

                           THOMPSON PLUMB FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2000 (UNAUDITED)
                                   (Continued)

and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Each Fund is charged for those expenses that are directly attributed to it, such as advisory, custodial, accounting services and certain shareholder servicing fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 - INVESTMENT ADVISORY AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into an Advisory Agreement with Thompson, Plumb & Associates, Inc. (the "Advisor") for management of each Fund's portfolio and for the administration of other Fund affairs. As compensation for its services, the Advisor receives a fee computed daily and payable monthly as follows: (i) for the Growth Fund, 1.00% of average daily net assets up to $50 million and .90 of 1% of average daily net assets in excess of $50 million; (ii) for the Balanced Fund, .85 of 1% of average daily net assets up to $50 million and .80 of 1% of average daily net assets in excess of $50 million; (iii) for the Bond Fund, .65 of 1% of average daily net assets up to $50 million and .60 of 1% of average daily net assets in excess of $50 million.

Pursuant to an Accounting Services Agreement, the Advisor maintains the Funds' financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds, and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays the Advisor a fee computed daily and payable monthly at the annual rate of .20 of 1% of net assets up to $30 million and .125 of 1% of net assets in excess of $30 million, with a minimum fee of $30,000 per year.

The Advisor has contractually agreed to waive management fees and/or reimbursement expenses incurred by the Funds through March 31, 2001 so that the operating expenses of the funds do not exceed the following percentages of their respective average daily net assets: Growth Fund - 1.30%; Balanced Fund - 1.25%; and Bond Fund - 0.95%.

                           THOMPSON PLUMB FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                             MAY 31, 2000 (UNAUDITED)
                                   (Continued)

NOTE 4 - FUND SHARE TRANSACTIONS
Transactions in shares of the Funds during the six months ended May 31, 2000 and 1999 were as follows:
(In thousands)

                                                            2000                  1999
                                                  --------------------    --------------------
                                                    Shares    Dollars       Shares   Dollars
                                                  ---------  ---------    --------- ---------
GROWTH FUND
Shares sold                                          163      $  6,717       186    $  7,307
Shares issued in reinvestment of realized gains       74         2,890       160       5,811
Shares redeemed                                     (433)      (17,353)     (168)     (6,621)
                                                  ---------  ---------    --------- ---------
  Net increase (decrease)                           (196)     $ (7,746)      178    $  6,497
                                                  =========  =========    ========= =========
BALANCED FUND
Shares sold                                          289      $  5,352       251    $  4,453
Shares issued in reinvestment of dividends            36           615        28         469
Shares issued in reinvestment of realized gains      229         3,925       161       2,715
Shares redeemed                                     (485)       (8,889)     (263)     (4,744)
                                                  ---------  ---------    --------- ---------
  Net increase                                        69      $  1,003       177    $  2,893
                                                  =========  =========    ========= =========
BOND FUND
Shares sold                                          158      $  1,558       365    $  3,889
Shares issued in reinvestment of dividends            67           663        71         759
Shares issued in reinvestment of realized gains       19           183         -           -
Shares redeemed                                     (742)       (7,316)     (962)    (10,436)
                                                  ---------  ---------    --------- ---------
   Net decrease                                     (498)     $ (4,912)     (526)   $ (5,788)
                                                  =========  =========    ========= =========

                           THOMPSON PLUMB FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2000 (UNAUDITED)
                                   (Continued)

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income and realized gains on securities for the Growth Fund and the Balanced Fund normally will be declared on an annual basis within 30 days and paid within 60 days following the Funds' fiscal year-end. Bond Fund distributions to shareholders from net investment income normally will be declared on a quarterly basis within 30 days and paid within 60 days following the Fund's fiscal quarter, and distributions to shareholders from realized gains on securities normally will be declared on an annual basis within 30 days and paid within 60 days following the Fund's fiscal year-end. Distributions are recorded on the ex-dividend date.

For the period ended February 29, 2000, a distribution from net investment income for the Bond Fund was declared March 15, 2000 payable to shareholders on March 16, 2000. For the period ended November 30, 1999, a capital gains distribution and a distribution from net investment income for the Balanced Fund and the Bond Fund were declared December 15, 1999 payable to shareholders on December 16, 1999.


                                          GROWTH FUND            BALANCED FUND              BOND FUND
                                       Total       Per       Total           Per         Total        Per
                                   Distribution    Share   Distribution     Share     Distribution    Share
                                   ------------    -----   ------------     -----     ------------    -----
Distributions to Shareholders
-----------------------------
2000 Net investment income                  -          -              -            -      $198,193      $0.10
1999 Net investment income                  -          -      $  631,694       $0.21      $516,475      $0.21
1999 Short-term capital gains      $1,121,516       $0.59     $  172,996       $0.06             -          -
1999 Long-term capital gains       $1,828,464       $0.97     $3,821,808       $1.28      $195,395      $0.08

                           THOMPSON PLUMB FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2000 (UNAUDITED)
                                  (Continued)

NOTE 6 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six months ended May 31, 2000 were as follows:

                               GROWTH FUND     BALANCED FUND     BOND FUND
U. S. GOVERNMENT SECURITIES
---------------------------

Purchases                                 -     $ 2,993,438               -
Sales                                     -     $ 3,509,141      $3,740,671

SECURITIES OTHER THAN
U. S. GOVERNMENT AND
SHORT-TERM INVESTMENTS
----------------------
Purchases                       $28,080,467     $24,762,965      $2,163,866
Sales                           $39,763,767     $27,411,548      $4,198,346

NOTE 7 - FEDERAL INCOME TAXES
No provision has been made for Federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

The Bond Fund incurred $35,999 of post-October capital losses, during 1999, which are not recognized for tax purposes until the first day of the following fiscal year.

At May 31, 2000, the investment cost and aggregate unrealized appreciation and depreciation on investments for Federal income tax purposes were as follows:

                                                                         Net unrealized
                         Federal          Unrealized      Unrealized      appreciation
                         tax cost        appreciation    depreciation    (depreciation)
                       --------------  ---------------  --------------- ---------------
        Growth Fund     $62,807,563     $14,771,820      $ (3,822,226)   $10,949,594
        Balanced Fund   $50,047,790     $10,836,137      $ (2,177,390)   $ 8,658,747
        Bond Fund       $20,912,792               -      $ (1,232,731)   $(1,232,731)

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.


                                                                                        Year Ended November 30,
                                                                        ------------------------------------------------------
                                                      2000(a)            1999       1998         1997         1996        1995
                                                      -------           -----       ----         ----         ----        ----
GROWTH FUND

NET ASSET VALUE, BEGINNING OF PERIOD                  $41.00          $40.85       $39.36       $32.79       $24.74       $20.43
INCOME FROM INVESTMENT OPERATIONS
 Net investment loss                                   (0.02)          (0.13)       (0.07)       (0.12)       (0.06)       (0.05)
 Net realized and unrealized gains
  on investments                                        3.84            3.78         4.92         9.16         8.66         6.22
                                                      ------          ------       ------       ------       ------       ------
  TOTAL FROM INVESTMENT OPERATIONS                      3.82            3.65         4.85         9.04         8.60         6.17
LESS DISTRIBUTIONS
  Distributions from net investment income                 -               -            -            -            -            -
  Distributions from capital gains                     (1.56)          (3.50)       (3.36)       (2.47)       (0.55)       (1.86)
                                                      ------          ------       ------       ------       ------       ------
  TOTAL DISTRIBUTIONS                                  (1.56)          (3.50)       (3.36)       (2.47)       (0.55)       (1.86)

NET ASSET VALUE, END OF PERIOD                        $43.26          $41.00       $40.85       $39.36       $32.79       $24.74
                                                      ======          ======       ======       ======       ======       ======

TOTAL RETURN                                            9.75% (b)      10.06%       13.74%       29.90%       35.52%       32.87%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (millions)                  $73.8           $77.9        $68.5        $45.4        $24.1        $12.6
 Ratios to average net assets:
  Ratio of expenses                                    1.28% (c)       1.32%        1.41%        1.52%        1.58%        2.00%
  Ratio of expenses without reimbursement              1.36% (c)       1.36%        1.41%        1.52%        1.58%        2.00%
  Ratio of net investment loss                        (0.08%)(c)      (0.34%)      (0.19%)      (0.41%)      (0.27%)      (0.31%)
  Ratio of net investment loss without
   reimbursement                                      (0.16%)(c)      (0.37%)      (0.19%)      (0.41%)      (0.27%)      (0.31%)
 Portfolio turnover rate                              38.29% (b)      79.17%       67.13%       77.66%      101.91%       86.68%



(a)  For the six month period ended May 31, 2000 (Unaudited).
(b)  Calculated on a non-annualized basis.
(c)  Calculated on an annualized basis.

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                                   (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.



                                                                                Year Ended November 30,
                                                               ------------------------------------------------------------
                                             2000(a)           1999         1998         1997         1996         1995
                                             -------           ----         ----         ----         ----         ----
BALANCED FUND

NET ASSET VALUE, BEGINNING OF PERIOD          $18.54           $18.16       $18.16       $16.54       $14.23        $13.55
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                          0.12             0.21         0.19         0.18         0.19          0.24
 Net realized and unrealized gains
  on investments                                1.89             1.44         1.65         3.01         3.21          2.26
                                              ------           ------       ------       ------       ------        ------
 TOTAL FROM INVESTMENT OPERATIONS               2.01             1.65         1.84         3.19         3.40          2.50
LESS DISTRIBUTIONS
 Distributions from net investment income      (0.21)           (0.19)       (0.13)       (0.23)       (0.23)        (0.28)
 Distributions from capital gains              (1.34)           (1.08)       (1.71)       (1.34)       (0.86)        (1.54)
                                              ------           ------       ------       ------       ------        ------
 TOTAL DISTRIBUTIONS                           (1.55)           (1.27)       (1.84)       (1.57)       (1.09)        (1.82)

NET ASSET VALUE, END OF PERIOD                $19.00           $18.54       $18.16       $18.16       $16.54        $14.23
                                              ======           ======       ======       ======       ======        ======
TOTAL RETURN                                  11.76% (b)        9.79%       11.63%       21.39%       25.80%        21.02%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (millions)         $59.0            $56.3        $47.3        $36.3        $20.8         $18.1
 Ratios to average net assets:
  Ratio of expenses                            1.20% (c)        1.25%        1.30%        1.40%        1.45%         1.49%
  Ratio of net investment income               1.34% (c)        1.24%        1.16%        1.04%        1.32%         1.71%
 Portfolio turnover rate                      50.02% (b)       66.64%       83.07%       76.66%      134.82%       111.16%



(a)  For the six month period ended May 31, 2000 (Unaudited).
(b)  Calculated on a non-annualized basis.
(c)  Calculated on an annualized basis.

                       See Notes to Financial Statements.

                           THOMPSON PLUMB FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                                   (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.


                                                                             Year Ended November 30,
                                                                    ----------------------------------------------------------
                                                  2000(a)           1999         1998         1997        1996          1995
                                                  -------           ----         ----         ----        ----          ----
BOND FUND

NET ASSET VALUE, BEGINNING OF PERIOD               $10.18           $10.93       $10.54       $10.59       $10.67        $ 9.88
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.31             0.59         0.56         0.54         0.52          0.57
 Net realized and unrealized gains (losses)
   on investments                                   (0.37)           (0.76)        0.39        (0.06)       (0.07)         0.78
                                                   ------           ------       ------       ------        ------       ------
 TOTAL FROM INVESTMENT OPERATIONS                   (0.06)           (0.17)        0.95         0.48         0.45          1.35
LESS DISTRIBUTIONS
 Distributions from net investment income           (0.31)           (0.58)       (0.56)       (0.53)       (0.53)        (0.56)
 Distributions from capital gains                   (0.08)               -            -            -            -            -
                                                   ------           ------       ------       ------       ------        ------
 TOTAL DISTRIBUTIONS                                (0.39)           (0.58)       (0.56)       (0.53)       (0.53)        (0.56)

NET ASSET VALUE, END OF PERIOD                      $9.73           $10.18       $10.93       $10.54       $10.59        $10.67
                                                   ======           ======       ======       ======       ======        ======

TOTAL RETURN                                       (0.60%)(b)       (1.63%)       9.34%        4.74%        4.51%        14.06%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (millions)               $20.0            $26.0        $32.7        $32.1        $22.2         $14.9
 Ratios to average net assets:
  Ratio of expenses                                 0.94% (c)        0.97%        1.04%        1.14%        1.13%         1.13%
  Ratio of expenses without reimbursement           1.16% (c)        1.11%        1.08%        1.14%        1.13%         1.34%
  Ratio of net investment income                    5.98% (c)        5.41%        5.30%        5.42%        5.48%         5.70%
  Ratio of net investment income without
   reimbursement                                    5.76% (c)        5.27%        5.26%        5.42%        5.48%         5.49%
 Portfolio turnover rate                           10.71% (b)       40.67%       35.09%       52.61%      104.43%       111.95%




(a)  For the six month period ended May 31, 2000 (Unaudited).
(b)  Calculated on a non-annualized basis.
(c)  Calculated on an annualized basis.

                       See Notes to Financial Statements.

       DIRECTORS OF THE FUNDS
          George H. Austin
          Mary Ann Deibele
           John W. Feldt
          Donald A. Nichols
Thomas G. Plumb, CFA: Vice President
 Thompson,  Plumb & Associates, Inc.
  John W. Thompson, CFA: President
 Thompson,  Plumb & Associates, Inc.

       OFFICERS OF THE FUNDS
       John W. Thompson, CFA
        Chairman & Secretary
        Thomas G. Plumb, CFA
        President & Treasurer
        David B. Duchow, CFA
       Assistant Vice President
          Timothy R. O'Brien
       Assistant Vice President
       John C. Thompson, CFA
       Assistant Vice President

          TRANSFER AGENT AND
      DIVIDEND DISBURSING AGENT
  Firstar Mutual Fund Services, LLC
             P. O. Box 701
     Milwaukee, Wisconsin 53201

      INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
 650 Third Avenue South, Suite 1300
    Minneapolis, Minnesota 55402

            LEGAL COUNSEL
         Quarles & Brady LLP
      411 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

        INVESTMENT ADVISOR
 Thompson, Plumb & Associates, Inc.
    1200 John Q. Hammons Drive
      Madison, Wisconsin 53717
      Telephone:  (608) 831-1300

            [ THOMPSON LOGO ]
           SEMIANNUAL REPORT
             May 31, 2000

      THOMPSON PLUMB GROWTH FUND

     THOMPSON PLUMB BALANCED FUND

       THOMPSON PLUMB BOND FUND

      1200 John Q. Hammons Drive
       Madison, Wisconsin  53717
       Telephone:  (608) 831-1300
                   (800) 999-0887
        www.thompsonplumb.com